Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	257,334
Options, Granted | shares	107,000
Options, Exercised | shares	(63,084)
Options, Forfeited | shares	(7,000)
Options, Outstanding ending balance | shares	294,250
Options, Exercisable | shares	24,419
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 102.96
Weighted-Average Exercise Price, Granted | $ / shares	140.41
Weighted-Average Exercise Price, Exercised | $ / shares	71.18
Weighted-Average Exercise Price, Forfeited | $ / shares	127.56
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	122.80
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 109.81
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 6 months 22 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	2 years 11 months 1 day
Aggregate Intrinsic Value, Outstanding | $	$ 7,451
Aggregate Intrinsic Value, Exercisable | $	$ 935